Shareholder Report, Holdings (Details) - C000105973 [Member]	Sep. 30, 2024
Petco Health And Wellness Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
United Airlines Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Under Armour Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Algoma Steel Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Avnet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Sonic Automotive Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Tyson Foods Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Asbury Automotive Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Southwest Airlines Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
ProPetro Holding Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.90%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.90%
Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%